Consolidated Statements of Equity (USD $)	Total	Common Stock	Capital Surplus	Retained Earnings	Unearned Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning balance at Jul. 03, 2010	$ 1,459,000,000	$ 7,000,000	$ 11,000,000	$ 2,424,000,000	$ (97,000,000)	$ (914,000,000)	$ 28,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,272,000,000	0	0	1,263,000,000	0	0	9,000,000
Translation adjustments, net of tax	325,000,000	0	0	0	0	325,000,000	0
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	7,000,000	0	0	0	0	7,000,000	0
Pension/Postretirement activity, net of tax	317,000,000	0	0	0	0	317,000,000	0
Dividends on common stock	(278,000,000)	0	0	(278,000,000)	0	0	0
Dividends paid on noncontrolling interest/Other	(5,000,000)	0	0	0	0	0	(5,000,000)
Disposition of noncontrolling interest	(3,000,000)	0	0	0	0	0	(3,000,000)
Stock issuances - Restricted stock	34,000,000	0	25,000,000	9,000,000	0	0	0
Stock option and benefit plans	58,000,000	0	58,000,000	0	0	0	0
Share repurchases and retirement	1,313,000,000	(1,000,000)	(55,000,000)	(1,257,000,000)	0	0	0
ESOP tax benefit, redemptions and other	(20,000,000)	0	0	0	20,000,000	0	0
Ending balance at Jul. 02, 2011	1,893,000,000	6,000,000	39,000,000	2,161,000,000	(77,000,000)	(265,000,000)	29,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	848,000,000	0	0	845,000,000	0	0	3,000,000
Translation adjustments, net of tax	(23,000,000)	0	0	0	0	(23,000,000)	0
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	2,000,000	0	0	0	0	2,000,000	0
Pension/Postretirement activity, net of tax	(21,000,000)	0	0	0	0	(21,000,000)	0
Dividends on common stock	(138,000,000)	0	0	(138,000,000)	0	0	0
Dividends paid on noncontrolling interest/Other	(2,000,000)	0	0	0	0	0	(2,000,000)
Disposition of noncontrolling interest	(29,000,000)	0	0	0	0	0	(29,000,000)
Repurchase of noncontrolling interest	(10,000,000)	0	(9,000,000)	0	0	0	(1,000,000)
Spin-off of Intl Coffee & Tea Business	(2,408,000,000)	0	(5,000,000)	(2,566,000,000)	0	163,000,000	0
Stock issuances - Restricted stock	14,000,000	0	21,000,000	(7,000,000)	0	0	0
Stock option and benefit plans	94,000,000	0	94,000,000	0	0	0	0
Reverse stock split	0	(5,000,000)	5,000,000	0	0	0	0
ESOP tax benefit, redemptions and other	15,000,000	0	1,000,000	0	16,000,000	0	0
Ending balance at Jun. 30, 2012	235,000,000	1,000,000	144,000,000	295,000,000	(61,000,000)	(144,000,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	252,000,000	0	0	252,000,000	0	0	0
Translation adjustments, net of tax	(21,000,000)	0	0	0	0	(21,000,000)	0
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(8,000,000)	0	0	0	0	(8,000,000)	0
Pension/Postretirement activity, net of tax	(26,000,000)	0	0	0	0	26,000,000	0
Dividends on common stock	61,000,000	0	0	61,000,000	0	0	0
Spin-off of Intl Coffee & Tea Business	3,000,000	0	0	9,000,000	0	6,000,000	0
Stock issuances - Restricted stock	3,000,000	0	3,000,000	0	0	0	0
Stock option and benefit plans	52,000,000	0	52,000,000	0	0	0	0
ESOP tax benefit, redemptions and other	(9,000,000)	0	(1,000,000)	0	(8,000,000)	0	0
Ending balance at Jun. 29, 2013	$ 484,000,000	$ 1,000,000	$ 200,000,000	$ 477,000,000	$ (53,000,000)	$ (141,000,000)	$ 0